Consolidated statement of cash flows (Parentheticals) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Restricted cash	€ 190
Maximum restricted period for general use, cash and cash equivalents	3 years